EARNINGS/ (LOSS) PER ADS - Schedule of Basic and Diluted Earnings Per ADS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss)		$ 2,155,987	$ (11,680,155)	$ 5,096,480
Less: Net income/(loss) attributed to noncontrolling interests		(622,668)	(2,848,932)	3,336,769
Total net income/(loss) attributed to ReneSola Ltd		2,778,655	(8,831,223)	1,759,711
Numerator for diluted income/(loss) per ADS		$ 2,778,655	$ (8,831,223)	$ 1,759,711
Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	[1]	49,166,354	40,595,551	38,075,293
Dilutive effects of share options, RSUs and warrants		622,068	0	0
Denominator for diluted calculation - weighted average number of ADS outstanding	[1]	49,788,422	40,595,551	38,075,293
Basic earnings/(loss) per ADS		$ 0.06	$ (0.22)	$ 0.05
Diluted earnings/(loss) per ADS		$ 0.06	$ (0.22)	$ 0.05

[1]	Each American depositary shares (ADS) represents 10 common shares